Filed Pursuant to Rule 497(e)
1933 Act File No. 033-96634
 1940 Act File No. 811-09094

LEUTHOLD FUNDS, INC.

On behalf of Leuthold Funds, Inc. (the “Company”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format summary information that mirrors the summary information in a supplement, dated February 15, 2017, to the Prospectus for the Leuthold Funds, which was filed pursuant to Rule 497(e) on February 15, 2017.  The purpose of this filing is to submit the 497(e) filing dated February 15, 2017 in XBRL for the Leuthold Global Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE